Risk Management - Disclosure of Group additionally applied the Worst scenario to the three macroeconomic variable scenarios (Details)	Dec. 31, 2025
Worst Scenario
Disclosure of Group additionally applied the Worst scenario to the three macroeconomic variable scenarios [Line Items]
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Applied Probability Weight	20.00%
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Assuming One Hundred Percentage	4,255,128
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Difference From Book Value	2,298,657
Bad Scenario
Disclosure of Group additionally applied the Worst scenario to the three macroeconomic variable scenarios [Line Items]
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Applied Probability Weight	28.73%
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Assuming One Hundred Percentage	1,796,726
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Difference From Book Value	(159,745)
Normal Scenario
Disclosure of Group additionally applied the Worst scenario to the three macroeconomic variable scenarios [Line Items]
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Applied Probability Weight	45.58%
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Assuming One Hundred Percentage	1,394,081
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Difference From Book Value	(562,390)
Good Scenario
Disclosure of Group additionally applied the Worst scenario to the three macroeconomic variable scenarios [Line Items]
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Applied Probability Weight	5.69%
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Assuming One Hundred Percentage	1,280,714
Relationship Between Internal And External Ratings Of Expected Credit Loss Allowance Difference From Book Value	(675,757)